Fair Value of Financial Instruments and Risk Management - Fair Value of Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Oct. 31, 2017 CAD ($)
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fair value hedge exposure	8.00%	6.00%
Long-term debt	$ 10,716,000,000
1.62% Series 33 Notes Due 2020 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	50,000,000
Conversion of debt	50,000,000
Long-term debt	350,000,000
1.48% Series 37 Notes Due 2019 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Conversion of debt	500,000,000
Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	850,000,000	$ 550,000,000
Notional value	0	0
125 Fixed-to-Floating Interest-Rate Swap [Member] | 1.48% Series 37 Notes Due 2019 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	125,000,000
250 Fixed-to-Floating Interest-Rate Swap [Member] | 1.48% Series 37 Notes Due 2019 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	250,000,000
Foreign Exchange Contract [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Notional value	299,000,000	$ 279,000,000	$ 1,400,000,000
$300 million of MTN Series 39 notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	300,000,000
Long-term debt	$ 300,000,000
Minimum [Member] | Foreign Exchange Contract [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Forward exchange rate			1.27486
Maximum [Member] | Foreign Exchange Contract [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Forward exchange rate			1.28735